Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 25, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 26, 2012
Logan Capital Large Cap Growth Fund (Prospectus Summary) | Logan Capital Large Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGNGX
Logan Capital Large Cap Growth Fund (Prospectus Summary) | Logan Capital Large Cap Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGNHX

Logan Capital Large Cap Growth Fund (Prospectus Summary) | Logan Capital Large Cap Growth Fund
Logan Capital Large Cap Growth Fund
Investment Objective
The Logan Capital Large Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Logan Capital Large Cap Growth Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Logan Capital Large Cap Growth Fund		Institutional Class	Investor Class
Management Fees		0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Shareholder Servicing Plan Fee		0.10%	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	[1]	1.13%	1.13%
Total Annual Fund Operating Expenses		1.78%	2.03%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.53%)	(0.53%)
Net Annual Fund Operating Expenses		1.25%	1.50%
[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Logan Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Logan Capital Large Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	127	509
Investor Class	153	585

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund's investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell
1000® Index. As of the most recent reconstitution, companies in the Russell
1000® Index have market capitalizations ranging from $1.6 billion to $411 billion. Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering ("IPO"). The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including exchange-traded funds ("ETFs"), and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The Fund's investment process is "bottom up" and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1.)  Macroeconomic analysis - To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real GDP growth, short and long-term interest rates, yield curve, inflation,
     Federal Reserve actions, productivity gains and corporate cash flow.

2.)  Fundamental analysis - Investment ideas are generated utilizing the
     Advisor's proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3.)  Technical Analysis - Evaluation that examines a stock's pricing behavior and chart patterns to determine an uptrend or downtrend and other characteristics.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.
Principal Investment Risks
·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Foreign Securities and Emerging Markets Risk. The Fund may invest in foreign securities, including in emerging markets. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund.

·  Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2012
Logan Capital Large Cap Growth Fund (Prospectus Summary) | Logan Capital Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Logan Capital Large Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Logan Capital Large Cap Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated Fund expenses for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund's investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell
1000® Index. As of the most recent reconstitution, companies in the Russell
1000® Index have market capitalizations ranging from $1.6 billion to $411 billion. Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering ("IPO"). The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including exchange-traded funds ("ETFs"), and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The Fund's investment process is "bottom up" and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1.)  Macroeconomic analysis - To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real GDP growth, short and long-term interest rates, yield curve, inflation,
     Federal Reserve actions, productivity gains and corporate cash flow.

2.)  Fundamental analysis - Investment ideas are generated utilizing the
     Advisor's proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3.)  Technical Analysis - Evaluation that examines a stock's pricing behavior and chart patterns to determine an uptrend or downtrend and other characteristics.

The Advisor may sell a position when it no longer qualifies for purchase under
		at least two of the three independent components.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	· Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Foreign Securities and Emerging Markets Risk. The Fund may invest in foreign securities, including in emerging markets. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund.

·  Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size,
		in which case the Board may determine to liquidate the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund
		toll-free at 1-855-215-1200.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-215-1200
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.logancapital.com/funds
Logan Capital Large Cap Growth Fund (Prospectus Summary) | Logan Capital Large Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	509
Logan Capital Large Cap Growth Fund (Prospectus Summary) | Logan Capital Large Cap Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	585

[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Logan Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Logan Capital International Fund (Prospectus Summary) | Logan Capital International Fund
Logan Capital International Fund
Investment Objective
The Logan Capital International Fund seeks long term growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Logan Capital International Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Logan Capital International Fund		Institutional Class	Investor Class
Management Fees		0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Shareholder Servicing Plan Fee		0.10%	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	[1]	2.16%	2.16%
Total Annual Fund Operating Expenses		2.86%	3.11%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.61%)	(1.61%)
Net Annual Fund Operating Expenses		1.25%	1.50%
[1]	Other expenses are based on estimated Funds expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Logan Capital International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	127	734
Investor Class	153	809

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest primarily in equity securities of dividend paying companies generally with market capitalizations of at least $10 billion at the time of purchase and domiciled in developed markets outside of the United States. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. Foreign securities are determined to be "foreign" on the basis of an issuer's domicile or location of headquarters (as determined by the Advisor's data sources). The
Fund may invest up to 20% of its total assets in the securities of issuers determined by the Advisor to be in developing or emerging market countries.
Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The Fund employs a bottom-up, disciplined investment process that focuses on stocks with high dividend yields and a longer-term investment horizon. The buy discipline seeks to screen from a universe of approximately 1,000 ADRs and U.S.
listed shares of foreign corporations. Factors used to screen these companies include, but are not limited to, market capitalization (must generally be $10 billion or greater), dividend yield, cash flow and debt/total capital ratio.
Once the screen identifies companies to be considered for purchase, the portfolio is constructed with consideration given to economic sector and country weightings. The economic sector weighting currently seeks to represent a majority of MSCI EAFE Index sectors and the country weighting currently seeks to represent at least ten countries. The Advisor may adjust these criteria at any time at its discretion. The Advisor may sell a position when it no longer qualifies for purchase under the buy discipline.
Principal Investment Risks
·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Foreign Securities and Emerging Markets Risk. The Fund will principally invest in foreign securities, including in emerging markets. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

.  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund.

·  Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2012
Logan Capital International Fund (Prospectus Summary) | Logan Capital International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Logan Capital International Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Logan Capital International Fund seeks long term growth of capital and income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated Funds expenses for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest primarily in equity securities of dividend paying companies generally with market capitalizations of at least $10 billion at the time of purchase and domiciled in developed markets outside of the United States. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. Foreign securities are determined to be "foreign" on the basis of an issuer's domicile or location of headquarters (as determined by the Advisor's data sources). The
Fund may invest up to 20% of its total assets in the securities of issuers determined by the Advisor to be in developing or emerging market countries.
Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The Fund employs a bottom-up, disciplined investment process that focuses on stocks with high dividend yields and a longer-term investment horizon. The buy discipline seeks to screen from a universe of approximately 1,000 ADRs and U.S.
listed shares of foreign corporations. Factors used to screen these companies include, but are not limited to, market capitalization (must generally be $10 billion or greater), dividend yield, cash flow and debt/total capital ratio.
Once the screen identifies companies to be considered for purchase, the portfolio is constructed with consideration given to economic sector and country weightings. The economic sector weighting currently seeks to represent a majority of MSCI EAFE Index sectors and the country weighting currently seeks to represent at least ten countries. The Advisor may adjust these criteria at any time at its discretion. The Advisor may sell a position when it no longer
		qualifies for purchase under the buy discipline.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	· Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Foreign Securities and Emerging Markets Risk. The Fund will principally invest in foreign securities, including in emerging markets. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

.  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund.

·  Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size,
		in which case the Board may determine to liquidate the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund
		toll-free at 1-855-215-1200.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-215-1200
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.logancapital.com/funds
Logan Capital International Fund (Prospectus Summary) | Logan Capital International Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	734
Logan Capital International Fund (Prospectus Summary) | Logan Capital International Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.11%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	809

[1]	Other expenses are based on estimated Funds expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Logan Capital Small Cap Growth Fund (Prospectus Summary) | Logan Capital Small Cap Growth Fund
Logan Capital Small Cap Growth Fund
Investment Objective
The Logan Capital Small Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Logan Capital Small Cap Growth Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Logan Capital Small Cap Growth Fund		Institutional Class	Investor Class
Management Fees		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Shareholder Servicing Plan Fee		0.10%	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	[1]	2.16%	2.16%
Total Annual Fund Operating Expenses		2.96%	3.21%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.71%)	(1.71%)
Net Annual Fund Operating Expenses		1.25%	1.50%
[1]	Other expenses are based on estimated Funds expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Logan Capital Small Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	127	754
Investor Class	153	829

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small capitalization equity securities. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund's investments, small capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell
2000® Growth Index. As of the most recent reconstitution, companies in the
Russell 2000® Growth Index have market capitalizations ranging from $130 million to $2.97 billion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20%
of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The Fund's investment process is "bottom up" and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1.)  Macroeconomic analysis - To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real GDP growth, short and long-term interest rates, yield curve, inflation,
     Federal Reserve actions, productivity gains and corporate cash flow.

2.)  Fundamental analysis - Investment ideas are generated utilizing the Advisor's proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3.)  Technical analysis - Evaluation that examines a stock's pricing behavior and chart patterns to determine an uptrend or downtrend and other characteristics.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.
Principal Investment Risks
·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Foreign Securities and Emerging Markets Risk. The Fund may invest in foreign securities, including in emerging markets. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund.

·  Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2012
Logan Capital Small Cap Growth Fund (Prospectus Summary) | Logan Capital Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Logan Capital Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Logan Capital Small Cap Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated Funds expenses for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small capitalization equity securities. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund's investments, small capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell
2000® Growth Index. As of the most recent reconstitution, companies in the
Russell 2000® Growth Index have market capitalizations ranging from $130 million to $2.97 billion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20%
of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The Fund's investment process is "bottom up" and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1.)  Macroeconomic analysis - To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real GDP growth, short and long-term interest rates, yield curve, inflation,
     Federal Reserve actions, productivity gains and corporate cash flow.

2.)  Fundamental analysis - Investment ideas are generated utilizing the Advisor's proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3.)  Technical analysis - Evaluation that examines a stock's pricing behavior and chart patterns to determine an uptrend or downtrend and other characteristics.

The Advisor may sell a position when it no longer qualifies for purchase under
		at least two of the three independent components.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	· Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Foreign Securities and Emerging Markets Risk. The Fund may invest in foreign securities, including in emerging markets. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund.

·  Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size,
		in which case the Board may determine to liquidate the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund
		toll-free at 1-855-215-1200.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-215-1200
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.logancapital.com/funds
Logan Capital Small Cap Growth Fund (Prospectus Summary) | Logan Capital Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.71%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	754
Logan Capital Small Cap Growth Fund (Prospectus Summary) | Logan Capital Small Cap Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.71%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	829

[1]	Other expenses are based on estimated Funds expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Logan Capital Large Cap Core Fund (Prospectus Summary) | Logan Capital Large Cap Core Fund
Logan Capital Large Cap Core Fund
Investment Objective
The Logan Capital Large Cap Core Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Logan Capital Large Cap Core Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Logan Capital Large Cap Core Fund		Institutional Class	Investor Class
Management Fees		0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Shareholder Servicing Plan Fee		0.10%	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	[1]	0.79%	0.79%
Total Annual Fund Operating Expenses		1.49%	1.74%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.24%)	(0.24%)
Net Annual Fund Operating Expenses		1.25%	1.50%
[1]	Other expenses are based on estimated Funds expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Logan Capital Large Cap Core Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	127	447
Investor Class	153	525

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities. The Fund expects to invest principally in securities that are traded on U.S. securities exchanges. For purposes of the
Fund's investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell
1000® Index. As of the most recent reconstitution, companies in the Russell
1000® Index have market capitalizations ranging from $1.6 billion to $411 billion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The Fund will invest using two separately managed disciplined equity styles -
Growth (with a target of approximately 50% to 60% of the Fund's net assets) and
Value (with a target of approximately 50% to 40% of the Fund's net assets). With respect to the Growth style, the Fund's investment process is "bottom up" and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1.)  Macroeconomic analysis - To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real GDP growth, short and long-term interest rates, yield curve, inflation,
     Federal Reserve actions, productivity gains and corporate cash flow.

2.)  Fundamental analysis - Investment ideas are generated utilizing the
     Advisor's proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the
     Advisor an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3.)  Technical analysis - Evaluation that examines a stock's pricing behavior and chart patterns to determine an uptrend or downtrend and other characteristics.

With respect to the Value style, the Advisor seeks to identify financially stable, high dividend yielding companies. The buy discipline seeks to screen from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility. The remaining companies are then further refined to include those companies with the highest dividend yield.

The Advisor may sell a position when it no longer qualifies for purchase under its respective buy discipline.
Principal Investment Risks
·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

.  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

·  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;
   that belief may be misplaced or the security may stay out of favor for an extended period of time.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Foreign Securities and Emerging Markets Risk. The Fund may invest in foreign securities, including in emerging markets. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

.  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund.

·  Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

.  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2012
Logan Capital Large Cap Core Fund (Prospectus Summary) | Logan Capital Large Cap Core Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Logan Capital Large Cap Core Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Logan Capital Large Cap Core Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated Funds expenses for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities. The Fund expects to invest principally in securities that are traded on U.S. securities exchanges. For purposes of the
Fund's investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell
1000® Index. As of the most recent reconstitution, companies in the Russell
1000® Index have market capitalizations ranging from $1.6 billion to $411 billion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The Fund will invest using two separately managed disciplined equity styles -
Growth (with a target of approximately 50% to 60% of the Fund's net assets) and
Value (with a target of approximately 50% to 40% of the Fund's net assets). With respect to the Growth style, the Fund's investment process is "bottom up" and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1.)  Macroeconomic analysis - To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real GDP growth, short and long-term interest rates, yield curve, inflation,
     Federal Reserve actions, productivity gains and corporate cash flow.

2.)  Fundamental analysis - Investment ideas are generated utilizing the
     Advisor's proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the
     Advisor an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3.)  Technical analysis - Evaluation that examines a stock's pricing behavior and chart patterns to determine an uptrend or downtrend and other characteristics.

With respect to the Value style, the Advisor seeks to identify financially stable, high dividend yielding companies. The buy discipline seeks to screen from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility. The remaining companies are then further refined to include those companies with the highest dividend yield.

The Advisor may sell a position when it no longer qualifies for purchase under
		its respective buy discipline.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	· Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

.  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

·  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;
   that belief may be misplaced or the security may stay out of favor for an extended period of time.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Foreign Securities and Emerging Markets Risk. The Fund may invest in foreign securities, including in emerging markets. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

.  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund.

·  Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

.  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size,
		in which case the Board may determine to liquidate the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund
		toll-free at 1-855-215-1200.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-215-1200
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.logancapital.com/funds
Logan Capital Large Cap Core Fund (Prospectus Summary) | Logan Capital Large Cap Core Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	447
Logan Capital Large Cap Core Fund (Prospectus Summary) | Logan Capital Large Cap Core Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	525

[1]	Other expenses are based on estimated Funds expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.